Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable

4.	Notes Payable

During the nine months ended September 30, 2013 the Company received advances totaling $47,000 and issued promissory notes to non-related parties. The notes bear interest at 5%, are unsecured and are due on demand. These were assigned to the holder of the convertible debenture on October 18, 2013.

On October 18, 2013, the Company issued an unsecured convertible note debenture in the principal amount of $202,000 to an unrelated party. Notes payable in the amount of $202,000 were assigned to the holder of the debenture. The convertible debenture agreement allowed the holder to convert any or the entire principal into fully paid and non-assessable common shares of the Company at a conversion rate equal to one common share for each $0.01 of indebtedness. The debenture was converted into 20,200,000 shares of common stock on November 13, 2013.

During October, 2013 the Company received advances totaling $7,150 and issued non-interest bearing promissory notes, unsecured and due on demand. As of September 30, 2014, the entire principal amount of the note remains outstanding.

During the nine months ended September 30, 2014 the Company received advances totaling $219,795 and issued twelve promissory notes to non-related parties. These notes are non-interest bearing, unsecured and due on demand. One of these notes was amended on September 19, 2014, as discussed below

On September 19, 2014, the Company amended a previously issued non-interest bearing demand note in the amount of $150,000 issued on June 13, 2014 to include new terms including interest, conversion rights, a maturity date and a pre-payment penalty. The amended note bears interest at 5% per annum and has a maturity date of June 13, 2015. The amended note may be converted into shares of the Company’s common stock at a fixed conversion price of $0.40 per share. The beneficial conversion feature was recorded at a discount amount of $93,750. The note payable discount balance was $90,729 as of September 30, 2014. This note may be prepaid upon payment of 150% of the outstanding principal amount to the holder.

4.	Notes Payable

As of December 31, 2012 the Company had received advances totaling $155,000 of which $125,000 earned interest at 5%, was unsecured and due on demand. The remaining $30,000 promissory note was non-interest bearing, unsecured and due on demand. These were assigned to the holder of the convertible debenture on October 18, 2013.

During the nine months ended September 30, 2013 the Company received advances totaling $47,000 and issued promissory notes to non-related parties. The notes bear interest at 5%, are unsecured and are due on demand. These were assigned to the holder of the convertible debenture on October 18, 2013.

On October 18, 2013, the Company issued an unsecured convertible note debenture in the principal amount of $202,000 to an unrelated party. Notes payable in the amount of $202,000 were assigned to the holder of the debenture. The convertible debenture agreement allowed the holder to convert any or the entire principal into fully paid and non-assessable common shares of the Company at a conversion rate equal to one common share for each $0.01 of indebtedness. The debenture was converted into 20,200,000 shares of common stock on November 13, 2013.

During October, 2013 the Company received advances totaling $7,150 and issued non-interest bearing promissory notes, unsecured and due on demand.